Stock-based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Fixed-Price Stock Options
The following table summarizes information about the Company’s fixed-price stock options as of and for the year ended December 31, 2013:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	1,343,261	$41.78	7.2	$28,232
Granted	297,924	65.35
Exercised	(191,732)	28.96
Forfeited	(80,337)	61.39
Outstanding at December 31, 2013	1,369,116	$47.55	7.0	$22,795
Exercisable at December 31, 2013	854,031	$37.86	6.0	$21,977

Weighted-Average Assumptions used to Estimate Fair Value of Each Option Granted
The fair value of each option granted during the years ended December 31, 2013, 2012 and 2011 was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2013	2012	2011
Dividend yield	1.58%	1.59%	1.53%
Volatility	33.55%	34.04%	33.04%
Average expected life (years)	6	6	6
Risk-free interest rate	2.18%	2.05%	3.67%
Fair value of options granted	$19.73	$20.00	$18.42

Activity in Performance Unit Awards
The following table summarizes activity in performance unit awards as of and for the year ended December 31, 2013:

	Shares	Weighted Average Grant Date Fair Value Per Share
Nonvested, beginning of period	364,100	$55.94
Granted	274,621	61.41
Vested	(228,001)	49.77
Forfeited	(39,317)	62.53
Nonvested, end of period	371,403	63.08

Activity in Non-Performance Based Restricted Stock Awards
The following table summarizes activity in non-performance based restricted stock and restricted stock unit awards as of and for the year ended December 31, 2013:

	Shares	Weighted Average Grant Date Fair Value Per Share
Nonvested, beginning of period	142,805	$51.01
Granted	53,593	63.17
Vested	(51,416)	41.48
Forfeited	(33,787)	57.46
Nonvested, end of period	111,195	59.32